Asset Impairments - Details of Impairment of Long-Lived Assets Held and Used by Asset (Parenthetical) (Detail) CAD in Millions, $ in Millions			12 Months Ended
	May. 30, 2014 CAD	May. 30, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Accruals for future costs | $						$ 5
Asset impairment				CAD 435	CAD 265
Proceed from sale of subsidiary			CAD 236
Asset impairment				435	265
Dakota, Minnesota & Eastern Railroad - West [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment				426
Assets held for sale				222
Intangible assets				2
Goodwill (Note 16)				6
Total asset impairment charge				434
Accruals for future costs				1
Asset impairment				435
Proceed from sale of subsidiary	CAD 236	$ 218
Asset impairment, after tax				257
Other costs associated with the acquisition					0
Asset impairment				CAD 435
Railroad Transportation Equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment					80
Asset impairment, after tax					59
Asset impairment					80
Powder River Basin [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment					180
Asset impairment, after tax					107
Asset impairment					180
Powder River Basin [Member] | Options [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Option impairment					26
Powder River Basin [Member] | Construction in Progress [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment					134
Powder River Basin [Member] | Land and Land Improvements [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment					CAD 20